Convertible Preferred Stock and Stockholders' Equity - Pre-funded Warrants for Common Stock Issued and Outstanding (Details) - $ / shares	Dec. 31, 2023	May 31, 2022
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)		$ 0.0025
May 2022
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 0.0025
Number of warrants outstanding (in shares)	250,000
Pre-Funded Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)	250,000